Shareholder Fees - FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO	Dec. 30, 2023 USD ($)
FidelityTotalInternationalEquityFundFidelityInternationalGrowthFund-RetailComboPRO | Fidelity International Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none